GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2016	2015
Balance at beginning of year	$156,488	$103,966
Goodwill acquired (note 5(a) and 5(b))	2,702	60,478
Foreign currency translation adjustments	(5,076)	(7,956)
	$154,114	$156,488

OEM Solutions	$101,404	$103,567
Enterprise Solutions	26,469	24,993
Cloud and Connectivity Services	26,241	27,928
	$154,114	$156,488